VARIABLE INTEREST ENTITIES ("VIEs") - Summary of the Sale and Leaseback Arrangement (Details) - Variable interest entity - ICBCL $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Golar Kelvin
Variable Interest Entity [Line Items]
Sale value (in $ millions)	$ 204.0
Lease duration	10 years
First repurchase option (in $ millions)	$ 173.8
Net repurchase obligation at end of lease term (in $ millions)	71.0
Golar Ice
Variable Interest Entity [Line Items]
Sale value (in $ millions)	$ 204.0
Lease duration	10 years
First repurchase option (in $ millions)	$ 173.8
Net repurchase obligation at end of lease term (in $ millions)	$ 71.0